SEGMENT REPORTING - Summary of Information about Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue		$ 826,968	$ 414,190	$ 345,670
Operating income (loss)		(988,768)	(502,356)	(205,389)
Non-operating loss, net		34,888	(46,153)	8,503
Income tax expense		(4,088)	(10,745)	(8,546)
Share of results of equity investees		(3,066)	(1,912)	(19,523)
Net loss		(961,034)	(561,166)	(224,955)
Operating Segments | Digital Entertainment
Segment Reporting Information [Line Items]
Total revenue		462,464	365,167	327,985
Operating income (loss)		69,449	45,637	45,525
Operating Segments | E-commerce
Segment Reporting Information [Line Items]
Total revenue		269,578	9,034	0
Operating income (loss)		(893,489)	(452,233)	(172,409)
Operating Segments | Digital Financial Services
Segment Reporting Information [Line Items]
Total revenue		11,458	16,270	5,892
Operating income (loss)		(34,056)	(38,038)	(34,407)
Operating Segments | Other Services
Segment Reporting Information [Line Items]
Total revenue		83,468	23,719	11,793
Operating income (loss)		(62,548)	(21,199)	(12,320)
Unallocated expenses
Segment Reporting Information [Line Items]
Total revenue		0	0	0
Operating income (loss)	[1]	$ (68,124)	$ (36,523)	$ (31,778)

[1]	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.